Property and equipment (Tables)	3 Months Ended
Mar. 31, 2018
Property and equipment
Schedule of property and equipment

	March 31,2018 (Unaudited			December 31, 2017
	Cost	Accumulated depreciation	Net amount	Net amount
Leasehold improvements	119.6	(50.8)	68.8	71.6
Equipment and facilities	117.2	(70.5)	46.7	45.8
Vehicles	1.2	(0.8)	0.4	0.4
Furniture and fixtures	17.7	(9.1)	8.6	8.5
Aircraft equipment	974.7	(279.8)	694.9	647.8
Aircraft and engines	2,705.3	(430.8)	2,274.5	2,357.0
Advance payments for acquisition of aircrafts	148.9	—	148.9	148.9
Construction in progress	192.0	—	192.0	45.5

	4,276.6	(841.8)	3,.434.8	3,325.5

Reconciliation of changes in property and equipment

	Cost
	December 31, 2017	Acquisitions	Disposals/ Write-offs	Transfers	March 31, 2018
Leasehold improvements	117.9	1.4	—	0.3	119.6
Equipment and facilities	112.8	4.5	(0.1)	—	117.2
Vehicles	1.2	—	—	—	1.2
Furniture and fixtures	17.2	0.5	—	—	17.7
Aircraft equipment	908.7	71.6	(5.6)	—	974.7
Aircraft and engines	2,770.2	—	(67.6)	2.7	2,705.3
Advance payments for acquisition of aircrafts	148.9	—	—	—	148.9
Construction in progress	45.5	149.5	—	(3.0)	192.0

	4,122.4	227.5	(73.3)	—	4,276.6

	Accumulated depreciation
	December 31, 2017	Depreciation for the year	Disposals/ Write-offs	Transfers	March 31, 2018
Leasehold improvements	(46.3)	(4.5)	—	—	(50.8)
Equipment and facilities	(67.0)	(3.5)	—	—	(70.5)
Vehicles	(0.8)	—	—	—	(0.8)
Furniture and fixtures	(8.7)	(0.4)	—	—	(9.1)
Aircraft equipment	(260.9)	(20.0)	1.1	—	(279.8)
Aircraft and engines	(413.2)	(41.5)	23.9	—	(430.8)

	(796.9)	(69.9)	25.0	—	(841.8)

Schedule of amortization of capitalized maintenance costs and repairs
	For the three months ended March 31,
	2018	2017
	(Unaudited)
Amortization of capitalized maintenance costs	(6.0)	(14.5)
Maintenance materials and repairs	(123.3)	(146.0)

	(129.3)	(160.5)